SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Share capital, treasury shares and additional paid in capital	SHARE CAPITAL, TREASURY SHARES AND ADDITIONAL PAID IN CAPITAL
In November 2022, the Company entered into an Equity Distribution Agreement with Citigroup Global Markets Inc. and Barclays Capital Inc. for the offer and sale of up to $100.0 million of the Company’s ordinary shares, par value $0.10 per share, through an at-the-market offering, or ATM. As of December 31, 2024, 409,741 ordinary shares have been issued under the ATM.
At the 2024 Annual General Meeting ("AGM") held in April 2024, the Company's shareholders approved the reduction of the Company's Share Premium Account (Recognized as Additional paid-in capital in the Consolidated Statements of Changes in Shareholders’ Equity) of the Company by $300.0 million and the crediting of the same amount resulting from the reduction to the Company’s Contributed Surplus account, with effect from April 2024. The purpose of this proposal is primarily to increase the ability of the Company to make distributions to its shareholders.
Also at the 2024 AGM, the Company's shareholders approved a reorganization of the Company's share capital was approved in accordance with the Bermuda Companies Act. Prior to the reorganization, the Company's authorized share capital was 10,000,000,000 shares, par value $0.10 per share. Following the reorganization, the Company's authorized share capital was adjusted to 100,000,000 shares, par value $0.01 per share. As there were 54,520,325 shares issued and fully paid at the time of the reorganization, to reflect the decrease in the par value of each share from $0.10 to $0.01, $4.9 million was transferred from share capital to contributed surplus. The shares of par value $0.01 each rank pari passu in all respects with each other.
In June, September and December 2024, the Company paid cash distributions out of the Company's Contributed Surplus account for the first, second and third quarter 2024 of $0.75 per share for each quarter, respectively.
The Company had an issued share capital at December 31, 2024 of $0.5 million divided into 54,520,325 ordinary shares (December 31, 2023: $5.5 million divided into 54,520,325 ordinary shares).
As of December 31, 2024, the Company holds an aggregate of 432,557 treasury shares at an aggregate cost of $4.2 million, with a weighted average of $9.64 per share (December 31, 2023: 784,007 shares at a cost of $7.6 million).
As of December 31, 2024, the Company had additional paid in capital of $904.3 million (December 31, 2023: $1,204.6 million). In the year ended December 31, 2024, the Company recorded share-based payments of $1.1 million and recorded a reduction in additional paid in capital of $1.4 million in relation to the distribution of treasury shares.